SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands, $ in Thousands						1 Months Ended					12 Months Ended
	Mar. 15, 2022 CAD ($) $ / shares shares	Mar. 15, 2022 ILS (₪)	Mar. 15, 2022 CAD ($) $ / shares shares	Mar. 14, 2022 CAD ($) $ / shares shares	Mar. 14, 2022 ILS (₪)	Mar. 28, 2022 CAD ($) shares	Mar. 28, 2022 ILS (₪)	Jan. 31, 2022 CAD ($)	Jul. 28, 2021 CAD ($)	Jul. 28, 2021 ILS (₪)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 CAD ($) shares	Mar. 28, 2022 ILS (₪) shares	Mar. 15, 2022 ILS (₪) shares	Mar. 14, 2022 ILS (₪) shares	Feb. 24, 2022 CAD ($)	Feb. 24, 2022 USD ($)	Jan. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($) shares	Aug. 16, 2021 CAD ($)	Aug. 16, 2021 ILS (₪)	Jul. 28, 2021 ILS (₪)	May 30, 2021 CAD ($)	May 30, 2021 ILS (₪)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 ILS (₪)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued											68,217,894		39,765,799							68,217,894
Proceeds from issuing shares | $											$ 28,131		$ 0
Pharm Yarok Pharmacy [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate consideration									$ 4,600	₪ 11,900
Total consideration									4,600		4,606												₪ 11,900
Value of common shares issued in business combination									1,300														₪ 3,500
Cash consideration of business combination									$ 1,300	₪ 3,500
Vironna Pharmacy [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate consideration											1,400	₪ 3,750
Total consideration											3,319										$ 3,300	₪ 8,500
Cash paid																					1,950	5,000
Value of common shares issued in business combination																					$ 1,350	₪ 3,500
Oranim pharmacy [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total consideration | $											4,830
Panaxia Logistics Ltd. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total consideration											6,960													$ 7,000	₪ 18,700	$ 7,000	₪ 18,700
Cash paid																								2,800	7,600
Value of common shares issued in business combination											$ 4,290									$ 3,397				$ 4,200	₪ 11,100	$ 4,200	₪ 11,100
Subsequent Event [Member] | Pharm Yarok Pharmacy [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate consideration				$ 4,600	₪ 11,900
Cash paid				3,300												₪ 8,400
Cash consideration of business combination				$ 1,300	3,500
Number of shares issued				523,700												523,700
Deemed price per share | $ / shares				$ 2.616
Proceeds from issuing shares | $				$ 1,370
Subsequent Event [Member] | Vironna Pharmacy [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate consideration	$ 1,470	₪ 3,750
Total consideration	3,330		$ 3,330												₪ 8,500
Remaining amount of cash paid	490	1,250
Cash paid	1,960		$ 1,960												₪ 5,000
Cash consideration of business combination	$ 1,700	₪ 3,500
Number of shares issued	485,362		485,362												485,362
Deemed price per share | (per share)	$ 2.8092		$ 2.209
Subsequent Event [Member] | Mizrahi [Member] | Revolving Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Commitment								$ 6,000											₪ 15,000
Borrowings, interest rate basis								Prime interest plus 1.5% (approximately 3.3%) per annum
Subsequent Event [Member] | Oranim pharmacy [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate consideration						$ 4,900	₪ 11,940
Remaining amount of cash paid						630	1,536
Cash paid						2,104								₪ 5,202
Cash consideration of business combination						$ 2,104	₪ 5,202
Number of shares issued						251,001								251,001
Subsequent Event [Member] | Panaxia Logistics Ltd. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate consideration				7,200	18,700
Cash paid				2,900												₪ 7,600
Cash consideration of business combination				$ 4,300	₪ 11,100
Number of shares issued				93,755												93,755
Subsequent Event [Member] | Simple Agreement For Future Equity [Member] | Xinteza Api Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash paid																	$ 125	$ 100,000